Presentation of the Financial Statements and Accounting Practices - Additional Information (Detail) - USD ($) $ in Thousands			12 Months Ended
	Jan. 24, 2019	Dec. 17, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations	20.00%	20.00%
Equity interest			34.00%
Low value assets leases individual amount			$ 5
Reclassified from retained earnings to the financial instrument reserve				$ 1,300
Lease liabilities			$ 38,600	$ 57,600	$ 57,600
Incremental weighted average borrowing rate				6.30%
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period			3 years
Top of range [member]
Disclosure of basis of preparation of financial statements [line items]
Warranty coverage period			6 years
Low value assets leases individual amount			$ 5
Computer software [member]
Disclosure of basis of preparation of financial statements [line items]
Description on tenure of benefits derived from intangible assets			Development costs directly attributable to identifiable and unique software, controlled by the Company and that is expected to generate benefits greater than the costs for more than one year, are recorded in intangible assets.
Employee profit sharing plan [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of employee profit sharing of net income			8.50%
Percentage of total amount of profit sharing equally divided to employees			50.00%
Percentage of other profit sharing proportion to employees salary			50.00%
Brazil [member]
Disclosure of basis of preparation of financial statements [line items]
Nominal rate of current income tax			34.00%
Percentage of income tax rate			25.00%
Percentage of social contribution on net income			9.00%
SAVIS Tecnologia e Sistemas S.A. [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations			93.50%
Embraer S.A [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of ownership interest held by subsidiaries in joint operations			6.50%